Mining Interest, Plant and Equipment (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Mining Interest, Plant and Equipment

	Mining Interest	Plant and Equipment	Corporate Equipment	Total
		Mining Altiplano
Cost
Balance, April 30, 2020	$72,776	$26,603	$725	$100,104
Increase in ARO provision (note 12)	871	—	—	871
Additions	491	483	—	974
Effect of foreign exchange	(8,637)	(3,129)	—	(11,766)
Balance, April 30, 2021	65,501	23,957	725	90,183
Increase in ARO provision (note 12)	195	—	—	195
Additions	621	1,210	15	1,846
Effect of foreign exchange	3,117	1,251	—	4,368
Balance, April 30, 2022	$69,434	$26,418	$740	$96,592
Depreciation
Balance, April 30, 2020	$(47,124)	$(16,987)	$(691)	$(64,802)
Depreciation for the year	(1,188)	(2,532)	(17)	(3,737)
Effect of foreign exchange	5,648	2,112	—	7,760
Balance, April 30, 2021	(42,664)	(17,407)	(708)	(60,779)
Depreciation for the year	(1,063)	(1,750)	(10)	(2,823)
Effect of foreign exchange	(2,298)	(872)	—	(3,170)
Balance, April 30, 2022	$(46,025)	$(20,029)	$(718)	$(66,772)
Carrying amounts
Balance, April 30, 2021	$22,837	$6,550	$17	$29,404
Balance, April 30, 2022	$23,409	$6,389	$22	$29,820